Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions		3 Months Ended	9 Months Ended
	Jul. 29, 2025 USD ($)	Jul. 31, 2025 CAD ($) $ / shares shares	Jul. 31, 2025 CAD ($) $ / shares shares	Aug. 26, 2025 shares	Aug. 25, 2025 CAD ($) shares	Jan. 17, 2025 shares	Nov. 25, 2024 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares repurchase under normal course issuer bid						20,000,000
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares repurchase under normal course issuer bid				30,000,000
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Redeemable preferred shares outstanding							12,000,000
Redeemable preferred shares value outstanding | $							$ 300
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Redeemable preferred shares outstanding					8,000,000
Redeemable preferred shares value outstanding | $					$ 200
Other Equity Instruments [member] | 6.875% Limited Recourse Capital Notes, Series 6 [member]
Disclosure of classes of share capital [line items]
Note issued face value | $	$ 1,000
Interest Rate	6.875%
Ordinary shares [member] | Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Share repurchase program number of shares repurchased		6,000,000	14,200,000
Share repurchase program price per share | $ / shares		$ 146.11	$ 141.74
Share repurchase program authorized amount | $		$ 894	$ 2,051